Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue

3. Revenue

The Company recognized $1.1 million of revenue for the six months ended June 30, 2026 and $0 of revenue for the six months ended June 30, 2025, respectively. Revenue relates to product revenues from sales of fire safety equipment and services within the newly acquired Malaysian based subsidiary, Fitters Sdn. Bhd.

Future NRG Sdn. Bhd. [Member]
Revenue

10. REVENUE FROM CONTINUING OPERATIONS

	Note	2025	2024
		(USD)	(USD)
Clinic waste generator services		640,321	671,032
Clinic waste logistics services		209,915	196,179
Other revenue		4,101	4,530
Total revenue		854,337	871,741

Revenue recognized at point in time		854,337	871,741
Geography: Malaysia		854,337	871,741